Investments - Debt Securities - Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and Allowance For Credit Loss (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Summary of Investment Holdings [Line Items]
Amortized Cost	$ 49,296	$ 54,220
Allowance for Credit Loss	9	14
Gross Unrealized Gains	2,777	5,096
Gross Unrealized Losses	611	170
Fair Value	51,453	59,132
U.S. government securities
Summary of Investment Holdings [Line Items]
Amortized Cost	4,515	5,073
Allowance for Credit Loss	0	0
Gross Unrealized Gains	97	162
Gross Unrealized Losses	301	115
Fair Value	4,311	5,120
Other government securities
Summary of Investment Holdings [Line Items]
Amortized Cost	1,489	1,497
Allowance for Credit Loss	0	0
Gross Unrealized Gains	147	201
Gross Unrealized Losses	17	1
Fair Value	1,619	1,697
Public utilities
Summary of Investment Holdings [Line Items]
Amortized Cost	6,016	6,225
Allowance for Credit Loss	0	0
Gross Unrealized Gains	669	1,026
Gross Unrealized Losses	25	2
Fair Value	6,660	7,249
Corporate securities
Summary of Investment Holdings [Line Items]
Amortized Cost	27,817	31,846
Allowance for Credit Loss	0	0
Gross Unrealized Gains	1,673	3,284
Gross Unrealized Losses	236	42
Fair Value	29,254	35,088
Residential mortgage-backed
Summary of Investment Holdings [Line Items]
Amortized Cost	514	893
Allowance for Credit Loss	2	0
Gross Unrealized Gains	45	74
Gross Unrealized Losses	3	1
Fair Value	554	966
Commercial mortgage-backed
Summary of Investment Holdings [Line Items]
Amortized Cost	1,960	3,069
Allowance for Credit Loss	0	0
Gross Unrealized Gains	75	248
Gross Unrealized Losses	6	4
Fair Value	2,029	3,313
Other asset-backed securities
Summary of Investment Holdings [Line Items]
Amortized Cost	6,985	5,617
Allowance for Credit Loss	7	14
Gross Unrealized Gains	71	101
Gross Unrealized Losses	23	5
Fair Value	$ 7,026	$ 5,699